1275 Pennsylvania Ave., NW Washington, DC 20004-2415 202.383.0100 Fax 202.637.3593 www.sutherland.com	ATLANTA AUSTIN HOUSTON NEW YORK WASHINGTON DC

April 26, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	M Fund, Inc.
Form N-1A, Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 21 under Investment Company Act of 1940
File Nos. 033-95472 and 811-09082

To the Commission:

On behalf of M Fund, Inc. (the “Registrant”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A (Amendment No. 21 under the 1940 Act), including exhibits, marked to show changes from the Registrant’s previously filed Post-Effective Amendment to its Registration Statement.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the funds’ financial statements and other information, and making certain other changes in response to comments from the Commission staff on the previously filed Post-Effective Amendment.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.  Please contact the undersigned at 202-383-0126 (fred.bellamy@sutherland.com) if you have any questions.

Sincerely,

/s/ Frederick R. Bellamy
Frederick R. Bellamy

cc:         Shannon Hartwell

Ellen Sazzman

Enclosures

SUTHERLAND ASBILL AND BRENNAN LLP